Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.5%
Klabin SA	2,126,203	$9,994,503
Raia Drogasil SA	1,165,797	5,065,430
Suzano SA	1,130,685	12,728,251
Vale SA	177,988	3,228,655
		31,016,839
China — 25.9%
360 Security Technology Inc., Class A(a)	6,918,000	8,554,734
Agricultural Bank of China Ltd., Class A	33,346,798	15,129,490
Agricultural Bank of China Ltd., Class H	145,732,000	55,494,601
Alibaba Group Holding Ltd.(a)	703,768	8,452,413
Anhui Conch Cement Co. Ltd., Class H	565,500	2,868,144
Anhui Gujing Distillery Co. Ltd., Class B	1,884,189	27,618,135
ANTA Sports Products Ltd.	985,000	11,169,485
Apeloa Pharmaceutical Co. Ltd., Class A	1,105,497	3,434,650
Bank of China Ltd., Class A	33,373,700	15,944,180
Bank of China Ltd., Class H	224,474,000	89,738,253
Bank of Communications Co. Ltd., Class A	23,231,974	17,074,960
Bank of Communications Co. Ltd., Class H	14,562,000	9,917,685
Bank of Ningbo Co. Ltd., Class A	806,665	3,949,571
Bank of Shanghai Co. Ltd., Class A	5,654,084	5,426,064
BeiGene Ltd., ADR(a)(b)	69,540	9,542,279
Beijing Capital International Airport Co. Ltd., Class H(a)	12,756,000	7,473,167
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,272,895	4,292,230
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	195,100	3,691,279
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	33,213,935	24,191,248
BOE Technology Group Co. Ltd., Class A	32,570,300	18,449,939
CanSino Biologics Inc., Class H(a)(c)	318,000	3,203,423
CGN Power Co. Ltd., Class H(c)	78,428,000	20,573,088
Changchun High & New Technology Industry Group Inc., Class A	174,900	4,338,763
Chifeng Jilong Gold Mining Co. Ltd., Class A(a)	1,741,900	4,117,368
China CITIC Bank Corp. Ltd., Class H	24,678,000	11,944,706
China Conch Venture Holdings Ltd.	12,370,000	32,177,972
China Construction Bank Corp., Class A	9,270,584	8,299,901
China Construction Bank Corp., Class H	56,894,000	42,176,419
China Feihe Ltd.(c)	5,016,000	5,062,548
China Gas Holdings Ltd.	2,671,800	3,980,837
China Huishan Dairy Holdings Co. Ltd.(a)(d)	5,944,807	8
China Life Insurance Co. Ltd., Class H	2,075,000	3,183,349
China Meidong Auto Holdings Ltd.	2,800,000	10,062,188
China Mengniu Dairy Co. Ltd.	4,999,000	25,594,870
China Merchants Bank Co. Ltd., Class H	2,638,500	16,688,449
China Minsheng Banking Corp. Ltd., Class A	20,415,954	11,650,563
China National Medicines Corp. Ltd., Class A	718,200	3,006,089
China Petroleum & Chemical Corp., Class H	12,778,000	6,120,185
China Resources Beer Holdings Co. Ltd.	5,484,000	34,179,957
China Resources Gas Group Ltd.	3,758,000	15,723,159
China Shenhua Energy Co. Ltd., Class H	2,363,500	7,893,198
China Tourism Group Duty Free Corp. Ltd., Class A	734,963	19,336,640
China Tower Corp. Ltd., Class H(c)	310,838,000	36,420,674
China United Network Communications Ltd., Class A	30,010,135	15,625,518
China Yangtze Power Co. Ltd., Class A	22,416,188	80,536,614
China Zhenhua Group Science & Technology Co. Ltd., Class A	216,900	3,873,812
Chongqing Zhifei Biological Products Co. Ltd., Class A	642,300	8,395,882
CSPC Pharmaceutical Group Ltd.	4,180,000	4,466,224
Security	Shares	Value

China (continued)
Daan Gene Co. Ltd., Class A	1,469,220	$3,867,713
Dali Foods Group Co. Ltd.(c)	6,363,000	3,204,606
ENN Energy Holdings Ltd.	1,307,900	20,010,911
Foshan Haitian Flavouring & Food Co. Ltd., Class A	443,652	5,076,213
Founder Securities Co. Ltd., Class A	7,974,800	7,470,321
Fuyao Glass Industry Group Co. Ltd., Class A	530,503	3,175,867
Gree Electric Appliances Inc. of Zhuhai, Class A	1,240,000	5,975,702
Guangdong Haid Group Co. Ltd., Class A	1,578,136	14,125,002
Guangdong Investment Ltd.	13,568,000	17,107,721
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,359,394	6,299,919
Guangzhou Haige Communications Group Inc. Co., Class A	2,222,000	3,114,466
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	487,400	5,528,564
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	307,900	2,968,510
Hansoh Pharmaceutical Group Co. Ltd.(c)	5,570,000	10,019,663
Hengan International Group Co. Ltd.	1,677,500	8,306,029
Huagong Tech Co. Ltd., Class A	1,025,115	3,131,335
Hualan Biological Engineering Inc., Class A	1,170,680	3,277,359
Huaxia Bank Co. Ltd., Class A	9,034,978	7,196,879
Hundsun Technologies Inc., Class A	944,709	5,657,358
Iflytek Co. Ltd., Class A	2,226,181	12,092,822
Industrial & Commercial Bank of China Ltd., Class A	4,479,100	3,125,894
Industrial & Commercial Bank of China Ltd., Class H	111,627,000	66,844,518
Industrial Bank Co. Ltd., Class A	2,432,382	7,146,340
Inspur Electronic Information Industry Co. Ltd., Class A	1,409,936	5,191,491
Jiangsu Expressway Co. Ltd., Class H	19,348,000	19,968,461
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,761,127	17,026,272
Joinn Laboratories China Co. Ltd., Class A	335,433	5,347,934
Jointown Pharmaceutical Group Co. Ltd., Class A	1,784,678	3,160,955
Kweichow Moutai Co. Ltd., Class A	49,790	13,419,926
Legend Biotech Corp., ADR(a)	130,018	5,498,461
Lenovo Group Ltd.	8,716,000	8,587,947
LONGi Green Energy Technology Co. Ltd., Class A	257,600	3,056,238
Muyuan Foods Co. Ltd., Class A	572,400	4,388,500
PetroChina Co. Ltd., Class A	4,782,500	4,003,329
Pharmaron Beijing Co. Ltd., Class H(c)	267,300	3,223,641
Ping An Insurance Group Co. of China Ltd., Class H	3,089,500	19,781,535
Postal Savings Bank of China Co. Ltd., Class H(c)	60,286,000	44,776,122
Sangfor Technologies Inc., Class A	222,200	3,135,112
SDIC Power Holdings Co. Ltd., Class A	6,612,282	10,230,166
SF Holding Co. Ltd., Class A	1,118,000	8,670,174
Shandong Gold Mining Co. Ltd., Class A	3,433,868	9,403,873
Shandong Gold Mining Co. Ltd., Class H(c)	8,515,250	15,073,371
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,466,000	4,954,355
Shanghai Baosight Software Co. Ltd., Class B	6,236,377	24,366,311
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	94,400	2,950,857
Shanghai International Airport Co. Ltd., Class A(a)	530,800	3,997,543
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	19,204,828	17,839,730
Shanghai M&G Stationery Inc., Class A	551,151	4,266,759
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,515,300	7,351,705
Shanghai Pudong Development Bank Co. Ltd., Class A	5,357,968	6,367,651
Shanghai RAAS Blood Products Co. Ltd., Class A	6,520,400	5,495,188
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	242,200	9,886,825
Shenzhen Goodix Technology Co. Ltd., Class A	333,000	2,870,568

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	253,400	$11,442,724
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	816,261	3,151,819
Shenzhou International Group Holdings Ltd.	1,309,600	17,979,281
Sichuan Chuantou Energy Co. Ltd., Class A	3,488,559	6,284,569
Sino Biopharmaceutical Ltd.	16,417,000	9,204,029
Sinopec Shanghai Petrochemical Co. Ltd., Class A	6,089,067	3,058,423
Sinopharm Group Co. Ltd., Class H	1,465,600	3,625,063
Songcheng Performance Development Co. Ltd., Class A	2,491,159	4,761,764
TCL Technology Group Corp., Class A	4,675,300	3,179,666
Tencent Holdings Ltd.	350,600	16,028,858
Thunder Software Technology Co. Ltd., Class A	181,400	2,977,561
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	748,561	3,073,991
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,171,607	7,617,988
Tianshui Huatian Technology Co. Ltd., Class A	2,208,000	2,846,841
Tingyi Cayman Islands Holding Corp.	3,796,000	6,723,978
Topchoice Medical Corp., Class A(a)	210,797	4,403,857
TravelSky Technology Ltd., Class H	2,151,000	3,498,577
Walvax Biotechnology Co. Ltd., Class A	830,606	5,775,449
Want Want China Holdings Ltd.	10,536,000	10,484,994
Wuliangye Yibin Co. Ltd., Class A	248,400	6,377,913
WuXi AppTec Co. Ltd., Class H(c)	601,064	7,428,603
Xiaomi Corp., Class B(a)(c)	10,107,000	15,596,961
Yealink Network Technology Corp. Ltd., Class A	292,594	3,238,053
Yonyou Network Technology Co. Ltd., Class A	1,066,900	3,081,482
Yum China Holdings Inc.	823,716	37,446,129
Yunnan Baiyao Group Co. Ltd., Class A	377,628	3,187,210
Zhejiang Dahua Technology Co. Ltd., Class A	1,487,900	3,588,098
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	871,563	6,198,808
Zhejiang Supor Co. Ltd., Class A	350,085	2,941,535
Zhongsheng Group Holdings Ltd.	1,649,000	11,694,528
ZTE Corp., Class A	3,750,020	13,623,920
ZTO Express Cayman Inc., ADR	278,235	7,495,651
		1,548,077,946
Czech Republic — 0.2%
CEZ AS	296,318	14,438,121

Egypt — 0.2%
Commercial International Bank Egypt SAE	4,619,017	10,246,521

Greece — 0.6%
Hellenic Telecommunications Organization SA	1,984,576	37,636,815

Hungary — 0.4%
Richter Gedeon Nyrt	1,255,380	24,559,605

India — 12.7%
ACC Ltd.	470,293	13,248,748
Adani Green Energy Ltd.(a)	144,915	3,525,894
Apollo Hospitals Enterprise Ltd.	90,933	4,642,223
Asian Paints Ltd.	1,076,944	39,361,986
Bajaj Auto Ltd.	317,335	15,709,567
Bharti Airtel Ltd.(a)	2,130,955	19,155,527
Britannia Industries Ltd.	419,709	19,616,726
Cipla Ltd.	2,273,247	29,019,130
Colgate-Palmolive India Ltd.	207,791	4,342,372
Dabur India Ltd.	4,552,684	30,375,290
Divi's Laboratories Ltd.	315,061	14,522,669
Dr. Reddy's Laboratories Ltd.	477,174	26,737,759
Security	Shares	Value

India (continued)
Eicher Motors Ltd.	123,539	$4,403,158
HCL Technologies Ltd.	4,198,514	55,989,740
Hindustan Unilever Ltd.	1,537,450	46,289,064
Housing Development Finance Corp. Ltd.	104,773	3,084,177
Infosys Ltd.	3,574,047	68,968,303
Lupin Ltd.	1,227,583	9,764,644
Marico Ltd.	4,476,797	30,651,723
Maruti Suzuki India Ltd.	33,628	3,426,777
Mindtree Ltd.	78,653	3,075,698
Mphasis Ltd.	181,690	6,047,005
MRF Ltd.	24,852	24,820,333
Nestle India Ltd.	73,952	16,794,766
Page Industries Ltd.	40,644	23,575,045
Pidilite Industries Ltd.	1,349,265	38,845,922
Reliance Industries Ltd.	639,089	21,529,924
Sun Pharmaceutical Industries Ltd.	2,260,816	25,003,944
Tata Consultancy Services Ltd.	1,595,548	68,802,820
Tech Mahindra Ltd.	1,857,934	28,090,494
Titan Co. Ltd.	761,102	21,632,846
UltraTech Cement Ltd.	41,225	3,212,906
Wipro Ltd.	5,532,674	33,623,572
Yes Bank Ltd.(a)	2,885,871	486,942
		758,377,694
Indonesia — 0.1%
Bank Jago Tbk PT(a)	4,755,200	3,057,403

Kuwait — 2.4%
Agility Public Warehousing Co. KSC	1,749,304	6,558,462
Kuwait Finance House KSCP	8,396,416	24,622,449
Mobile Telecommunications Co. KSCP	25,173,648	51,771,062
National Bank of Kuwait SAKP	18,150,221	61,442,292
		144,394,265
Malaysia — 4.5%
DiGi.Com Bhd	18,483,600	14,888,870
Genting Malaysia Bhd	4,186,200	2,868,243
Hong Leong Bank Bhd	5,702,900	27,413,168
IHH Healthcare Bhd	24,542,300	37,510,757
IOI Corp. Bhd	3,595,400	3,530,940
Malayan Banking Bhd	26,677,700	55,403,786
Malaysia Airports Holdings Bhd(a)	2,190,000	3,281,892
Maxis Bhd	10,484,400	9,076,732
MISC Bhd	2,987,700	4,892,500
MR DIY Group M Bhd(c)	9,288,100	6,894,216
Nestle Malaysia Bhd	1,178,400	36,279,164
Petronas Chemicals Group Bhd	5,564,800	13,030,182
Petronas Dagangan Bhd	1,661,400	8,562,497
PPB Group Bhd	4,299,200	16,318,991
Public Bank Bhd	5,593,100	6,041,507
Telekom Malaysia Bhd	4,859,300	5,949,773
Tenaga Nasional Bhd	7,276,300	15,205,697
Top Glove Corp. Bhd	8,747,700	2,797,026
Westports Holdings Bhd	98,800	77,826
		270,023,767
Mexico — 0.6%
Wal-Mart de Mexico SAB de CV(b)	9,207,900	34,046,842

Peru — 0.6%
Cia. de Minas Buenaventura SAA, ADR.	1,656,087	14,142,983
Credicorp Ltd.	163,021	22,884,888
		37,027,871

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines — 1.5%
AC Energy Corp.	22,704,600	$3,098,791
Bank of the Philippine Islands	11,862,538	22,383,429
BDO Unibank Inc.	4,583,893	11,661,459
Globe Telecom Inc.	181,955	8,414,402
International Container Terminal Services Inc.	5,660,110	23,428,153
Manila Electric Co.	2,186,840	15,574,407
PLDT Inc.	96,505	3,500,062
SM Investments Corp.	206,985	3,387,804
		91,448,507
Poland — 0.2%
Dino Polska SA(a)(c)	153,440	10,726,365

Qatar — 3.0%
Masraf Al Rayan QSC	47,617,560	61,223,451
Ooredoo QPSC	2,988,078	6,054,289
Qatar Electricity & Water Co. QSC.	4,484,096	20,626,412
Qatar Fuel QSC	1,666,797	7,849,656
Qatar Islamic Bank SAQ	5,427,465	34,402,304
Qatar National Bank QPSC	8,217,527	48,439,433
		178,595,545
Russia — 0.0%
Polymetal International PLC(d)	244,417	39
Polyus PJSC(d)	95,932	15
Rosneft Oil Co. PJSC(d)	759,070	121
Yandex NV(a)(d)	49,681	8
		183
Saudi Arabia — 9.4%
Abdullah Al Othaim Markets Co.	150,701	4,444,082
Advanced Petrochemical Co.	784,506	12,235,181
Al Rajhi Bank.	3,465,659	91,169,552
Alinma Bank.	3,790,906	38,851,932
Bank AlBilad(a)	473,280	6,315,704
Bank Al-Jazira	1,461,539	11,171,124
Bupa Arabia for Cooperative Insurance Co.	142,030	5,967,866
Co. for Cooperative Insurance (The)	24,924	396,488
Dar Al Arkan Real Estate Development Co.(a)	9,233,135	30,280,645
Dr Sulaiman Al Habib Medical Services Group Co.	157,642	8,986,147
Emaar Economic City(a)	6,920,780	20,556,959
Etihad Etisalat Co.	4,665,052	48,838,365
Jarir Marketing Co.	1,025,904	44,321,874
Mobile Telecommunications Co.(a)	7,188,080	25,563,279
SABIC Agri-Nutrients Co.	934,077	36,583,625
Saudi Arabian Oil Co.(c)	1,986,337	22,182,037
Saudi Basic Industries Corp.	1,528,144	46,686,244
Saudi Electricity Co.	3,979,235	25,761,455
Saudi Telecom Co.	2,665,886	73,052,373
Yanbu National Petrochemical Co.	665,146	9,642,131
		563,007,063
South Korea — 7.0%
Amorepacific Corp.	24,049	3,168,171
Celltrion Healthcare Co. Ltd.	67,761	3,373,699
Celltrion Inc.	47,028	6,080,894
CJ Logistics Corp.(a)	71,124	7,424,453
Coway Co. Ltd.	143,795	8,273,930
Hanon Systems	771,957	7,108,476
HLB Inc.(a)(b)	112,368	4,110,006
HMM Co. Ltd.	800,272	20,989,999
Hotel Shilla Co. Ltd.(b)	438,578	27,515,861
Kakao Corp.	153,165	10,461,058
Security	Shares	Value

South Korea (continued)
Kangwon Land Inc.(a)	187,202	$4,251,840
Kia Corp.	46,554	3,211,578
KT&G Corp.	511,999	35,131,216
LG Electronics Inc.	46,604	3,955,238
LG Household & Health Care Ltd.	5,508	3,252,809
LG Uplus Corp.	544,305	6,085,166
NAVER Corp.	189,190	43,806,847
NCSoft Corp.	27,973	10,241,048
Netmarble Corp.(c)	77,609	5,205,238
Orion Corp./Republic of KoreA	48,442	3,800,427
Pan Ocean Co. Ltd.	833,447	5,119,784
S-1 Corp.	270,970	15,705,610
Samsung Biologics Co. Ltd.(a)(c)	44,854	30,611,370
Samsung Electronics Co. Ltd.	1,021,944	55,571,210
Samsung SDS Co. Ltd.	153,550	18,361,114
Seegene Inc.	316,011	11,353,612
SK Bioscience Co. Ltd.(a)(b)	30,283	3,304,706
SK Hynix Inc.	245,523	21,280,271
SK Telecom Co. Ltd.	441,339	20,321,708
Yuhan Corp.	433,021	21,079,039
		420,156,378
Taiwan — 18.9%
Accton Technology Corp.	802,000	6,346,728
Advantech Co. Ltd.	4,498,855	55,519,591
Asustek Computer Inc.	4,227,000	49,489,751
Cathay Financial Holding Co. Ltd.	5,641,034	10,759,763
China Steel Corp.	12,382,000	14,718,480
Chunghwa Telecom Co. Ltd.	20,654,000	89,764,434
Compal Electronics Inc.	42,436,000	33,519,105
Delta Electronics Inc.	704,000	5,792,652
E.Sun Financial Holding Co. Ltd.	32,368,459	33,921,365
Evergreen Marine Corp. Taiwan Ltd.	2,295,000	11,109,302
Far EasTone Telecommunications Co. Ltd.	25,760,000	70,521,626
First Financial Holding Co. Ltd.	99,668,899	93,502,191
Formosa Petrochemical Corp.	3,783,000	12,580,787
Formosa Plastics Corp.	3,804,840	13,721,101
Hon Hai Precision Industry Co. Ltd.	3,883,000	15,055,630
Hua Nan Financial Holdings Co. Ltd.	94,393,089	76,996,210
Inventec Corp.	10,630,000	9,448,889
Lite-On Technology Corp.	12,977,752	28,075,358
Mega Financial Holding Co. Ltd.	20,175,000	26,802,236
Novatek Microelectronics Corp.	1,356,000	18,967,649
Pou Chen Corp.	5,183,000	5,562,486
President Chain Store Corp.	9,137,000	86,473,580
Quanta Computer Inc.	4,409,000	12,031,221
Realtek Semiconductor Corp.	194,000	2,974,332
Synnex Technology International Corp.	16,853,000	40,549,567
Taiwan Cooperative Financial Holding Co. Ltd.	95,771,330	92,411,850
Taiwan High Speed Rail Corp.	11,939,000	11,359,788
Taiwan Mobile Co. Ltd.	23,810,000	88,476,454
Taiwan Semiconductor Manufacturing Co. Ltd.	4,452,000	84,191,438
Uni-President Enterprises Corp.	4,784,000	11,069,739
United Microelectronics Corp.	2,166,000	3,816,735
WPG Holdings Ltd.	9,623,440	17,452,917
		1,132,982,955
Thailand — 5.5%
Advanced Info Service PCL, NVDR.	12,068,300	76,448,760
Airports of Thailand PCL, NVDR(a)	28,396,500	57,851,010
Bangkok Dusit Medical Services PCL, NVDR	58,838,100	44,263,433

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Bangkok Expressway & Metro PCL, NVDR	11,928,600	$3,185,731
Bumrungrad Hospital PCL, NVDR	4,312,300	21,989,342
CP ALL PCL, NVDR	23,637,200	45,720,352
Home Product Center PCL, NVDR	40,865,200	17,736,624
Intouch Holdings PCL, NVDR	13,390,200	27,976,063
Osotspa PCL, NVDR	6,385,000	6,483,891
PTT Oil & Retail Business PCL, NVDR	20,851,300	16,864,527
Siam Cement PCL (The), NVDR	725,600	7,874,509
Thai Union Group PCL, NVDR	6,030,400	3,027,562
		329,421,804
Turkey — 0.3%
BIM Birlesik Magazalar AS	3,591,305	18,062,437

United Arab Emirates — 4.0%
Abu Dhabi National Oil Co. for Distribution PJSC	54,522,953	62,190,486
Aldar Properties PJSC	30,966,027	44,584,823
Dubai Islamic Bank PJSC	9,012,591	14,597,517
Emirates Telecommunications Group Co. PJSC	9,977,886	82,353,215
First Abu Dhabi Bank PJSC	6,141,982	35,882,002
		239,608,043
Total Common Stocks — 98.5%
(Cost: $5,485,265,820)		5,896,912,969

Preferred Stocks

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	40,815,200	6,504

South Korea — 0.8%
LG Household & Health Care Ltd., Preference Shares, NVS	28,204	9,185,041
Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	748,176	$36,698,977
		45,884,018
Total Preferred Stocks — 0.8%
(Cost: $75,785,846)		45,890,522

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	14,965,913	14,965,913

Total Short-Term Securities — 0.2%
(Cost: $14,957,432)		14,965,913

Total Investments in Securities — 99.5%
(Cost: $5,576,009,098)		5,957,769,404
Other Assets Less Liabilities — 0.5%		27,389,079
Net Assets — 100.0%		$5,985,158,483

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,776,157	$—	$(789,269	)(a)	$(15,237)	$(5,738)	$14,965,913	14,965,913	$313,367	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	7,590,000	—	(7,590,000	)(a)	—	—	—	—	3,696		—
					$(15,237)	$(5,738)	$14,965,913		$317,063		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	470	06/17/22	$24,988	$903,065
2-Year U.S. Treasury Note	24	09/30/22	5,066	(4,562)
				$898,503

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$362,695,638	$5,534,217,140	$191	$5,896,912,969
Preferred Stocks	—	45,884,018	6,504	45,890,522
Money Market Funds	14,965,913	—	—	14,965,913
	$377,661,551	$5,580,101,158	$6,695	$5,957,769,404
Derivative financial instruments(a)
Assets
Futures Contracts	$903,065	$—	$—	$903,065
Liabilities
Futures Contracts	(4,562)	—	—	(4,562)
	$898,503	$—	$—	$898,503

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company